Intangible Assets - Disclosure of Detailed Information About Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2024
Mexico
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.40%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	5.0
Brazil
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.50%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	1.9
Colombia
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.70%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	2.5
Argentina
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	1.70%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	5.0
Guatemala
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.50%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	7.3
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.50%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	3.9
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	1.70%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	1.1
Panama
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.60%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	3.6
Uruguay
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.10%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	3.0